Significant Accounting Policies - Revenue Recognition (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Revenues [Abstract]
Amortization of contract liabilities to revenues	$ 1.3	$ 4.9	$ 5.8